UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 524-2902

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California            May 10, 2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   57

FORM 13F INFORMATION TABLE VALUE TOTAL:   $885,401
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 March 31, 2013

                                   TITLE                      VALUE     SHARES/   SH/  PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
ACCELRYS INC                       COM              00430U103  11,091  1,136,322  SH         SOLE               1,136,322
AFFORDABLE RESIDENTIAL COMNTY      NOTE 7.500% 8/1  00828UAB9  10,188  8,575,000  PRN        SOLE               8,575,000
AMERICAN CAPITAL LTD               COM              02503Y103  11,373    779,265  SH         SOLE                 779,265
APPLE INC                          COM              037833100   5,525     12,482  SH         SOLE                  12,482
BIOGEN IDEC INC                    PUT              09062X103     430      2,230  SH   PUT   SOLE                   2,230
BLACK DIAMOND INC                  COM              09202G101  11,226  1,232,305  SH         SOLE               1,232,305
CAFEPRESS INC                      COM              12769A103   4,648    773,341  SH         SOLE                 773,341
CAI INTERNATIONAL INC              COM              12477X106   9,993    346,724  SH         SOLE                 346,724
CARDIONET INC                      COM              14159L103     604    248,700  SH         SOLE                 248,700
CASH AMER INTL INC                 COM              14754D100  39,258    748,197  SH         SOLE                 748,197
CENTRAL GARDEN & PET CO            CL A NON VTG     153527205   3,710    451,391  SH         SOLE                 451,391
CHECK POINT SOFTWARE TECH LT       ORD              M22465104  23,965    510,000  SH         SOLE                 510,000
CHICAGO BRIDGE & IRON COMPANY N V  N Y REGISTRY SH  167250109  46,526    749,208  SH         SOLE                 749,208
CHICAGO BRIDGE & IRON COMPANY N V  CALL             167250109  41,309    665,203  SH   CALL  SOLE                 665,203
CHICAGO BRIDGE & IRON COMPANY N V  CALL             167250109  38,313    616,951  SH   CALL  SOLE                 616,951
CLEARWATER PAPER CORP              COM              18538R103  53,408  1,013,630  SH         SOLE               1,013,630
COINSTAR INC                       COM              19259P300  70,445  1,205,840  SH         SOLE               1,205,840
CONCEPTUS INC                      COM              206016107   7,693    318,533  SH         SOLE                 318,533
DENNYS CORP                        COM              24869P104  14,195  2,457,926  SH         SOLE               2,457,926
DESTINATION XL GROUP INC           COM              25065K104   2,618    514,400  SH         SOLE                 514,400
ENPRO INDS INC                     COM              29355X107   7,368    144,000  SH         SOLE                 144,000
EZCORP INC                         CL A NON VTG     302301106  20,331    954,500  SH         SOLE                 954,500
GENCORP INC                        COM              368682100   4,687    352,439  SH         SOLE                 352,439
GENTHERM INC                       COM              37253A103  22,523  1,375,000  SH         SOLE               1,375,000
GOLAR LNG LTD BERMUDA              COM              G9456A100   5,216    141,000  SH         SOLE                 141,000
GP STRATEGIES CORP                 COM              36225V104   9,267    388,407  SH         SOLE                 388,407
GRAND CANYON ED INC                COM              38526M106  19,347    762,000  SH         SOLE                 762,000
GRAPHIC PACKAGING HLDG CO          COM              388689101  10,194  1,361,000  SH         SOLE               1,361,000
GSI TECHNOLOGY                     COM              36241U106   2,054    311,678  SH         SOLE                 311,678
HECKMANN CORP                      PUT              422680108      74     17,330  SH    PUT  SOLE                  17,330
HECKMANN CORP                      PUT              422680108   1,637    381,564  SH    PUT  SOLE                 381,564
IAC INTERACTIVECORP                COM              44919P508   6,255    140,000  SH         SOLE                 140,000
INTERMOLECULAR INC                 COM              45882D109  33,342  3,268,835  SH         SOLE               3,268,835
INTERNATIONAL SPEEDWAY CORP        CL A             460335201  15,714    480,845  SH         SOLE                 480,845
LIGAND PHARMACEUTICALS INC         COM NEW          53220K504  40,098  1,504,605  SH         SOLE               1,504,605
LINN ENERGY LLC                    PUT              536020100   2,223     58,546  SH    PUT  SOLE                  58,546
MACQUARIE INFRASTR CO LLC          MEMBERSHIP INT   55608B105  45,613    844,067  SH         SOLE                 844,067
MCGRAW HILL COS INC                COM              580645109  11,326    217,480  SH         SOLE                 217,480
MERIDIAN BIOSCIENCE INC            COM              589584101   2,231     97,800  SH         SOLE                  97,800
MONEYGRAM INTL INC                 COM NEW          60935Y208  10,406    574,938  SH         SOLE                 574,938
MOVE INC COM                       COM              62458M207  45,380  3,797,448  SH         SOLE               3,797,448
PLX TECHNOLOGY INC                 COM              693417107   2,400    526,424  SH         SOLE                 526,424
RDA MICROELECTRONICS INC           COM              749394102     889     96,125  SH         SOLE                  96,125
RENTECH INC                        COM              760112102  23,633 10,056,566  SH         SOLE              10,056,566
SABA SOFTWARE INC                  COM              784932600  18,076  2,273,700  SH         SOLE               2,273,700
SHUTTERFLY INC                     COM              82568P304   7,628    172,705  SH         SOLE                 172,705
SILVER SPRING NETWORKS INC         COM              82817Q103   6,066    350,000  SH         SOLE                 350,000
SPANSION INC                       COM CL A NEW     84649R200  14,711  1,143,047  SH         SOLE               1,143,047
SUNCOKE ENERGY INC                 COM              86722A103  43,823  2,683,574  SH         SOLE               2,683,574
SUSSER HLDGS CORP                  COM              869233106  13,738    268,800  SH         SOLE                 268,800
TEEKAY TANKERS LTD                 CL A             Y8565N102   1,077    378,000  SH         SOLE                 378,000
TOWER GROUP INTL LTD               COM              G8988C105   4,613    250,000  SH         SOLE                 250,000
TRINITY BIOTECH PLC                SPON ADR NEW     896438306   7,188    425,853  SH         SOLE                 425,853
UNI PIXEL INC                      COM NEW          904572203   1,088     35,490  SH         SOLE                  35,490
VOLTERRA SEMICONDUCTOR CORP        COM              928708106  10,025    706,000  SH         SOLE                 706,000
XOOM CORP                          COM              98419Q101   6,167    270,000  SH         SOLE                 270,000
ZAGG INC                           COM              98884U108   2,475    340,000  SH         SOLE                 340,000